ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Results of operations and consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Subsidiary And Variable Interest Entity [Line Items]
Revenue	$ 81,520	¥ 531,915	¥ 218,656	¥ 131,867
Net loss	(5,742)	(37,476)	(275,597)	(17,604)
Net cash (used in) provided by operating activities	34,176	222,986	42,627	(4,504)
Net cash used in investing activities	(2,439)	(15,906)	(2,391)	(529)
Net cash provided by (used in) financing activities	87,656	571,959	58,523	10,314
Net increase in cash and cash equivalents	115,985	756,799	98,759	5,281
VIE
Subsidiary And Variable Interest Entity [Line Items]
Revenue	81,520	531,915	218,656	131,867
Net loss	(3,599)	(23,486)	(275,511)	(17,604)
Net cash (used in) provided by operating activities	33,527	218,765	42,627	(4,504)
Net cash used in investing activities	(2,394)	(15,622)	(2,391)	(529)
Net cash provided by (used in) financing activities	(9,314)	(60,773)	58,523	10,314
Net increase in cash and cash equivalents	$ 21,819	¥ 142,370	¥ 98,759	¥ 5,281